Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value of credit derivative [abstract]
Net mark-to-market losses at beginning of the year	₱ (937)	₱ (1,069)
Gains on derivative financial instruments	4,252	1,436	₱ 2,572
Settlements, accretion and others	(934)	370
Net fair value losses on cash flow hedges charged to other comprehensive income	(2,063)	(1,674)	(3,228)
Net mark-to-market gains (losses) at end of the year	₱ 318	₱ (937)	₱ (1,069)